Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable - gross	$ 63,770	$ 81,996
Allowance for doubtful accounts	(635)	(886)
Accounts receivables, net	$ 63,135	$ 81,110